Non-controlling Interest In Subsidiaries (Narrative) (Details) - 1 months ended Jun. 30, 2019 - GBPC $ in Millions	USD ($)	$ / shares
Noncontrolling Interest [Line Items]
Preferred Stock, Redemption Price Per Share | $ / shares		$ 1,000
Preferred Stock, Dividend Payment Terms	6.0 per cent per annum fixed cumulative preferential dividend to be paid semi-annually, with the first payment scheduled for January 2020
USD Debt
Noncontrolling Interest [Line Items]
Conversion of Stock, Amount Issued	$ 10
USD preferred shares
Noncontrolling Interest [Line Items]
Conversion of Stock, Amount Issued	$ 10
Non-voting Cumulative Redeemable Variable Perpetual Preferred Shares | USD Debt
Noncontrolling Interest [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.00%
Non-voting Cumulative Redeemable Variable Perpetual Preferred Shares | USD preferred shares
Noncontrolling Interest [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		6.00%